Note 9 - Stock Option Plans (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Outstanding Options
	Shares Available For Grant	Options Outstanding	Weighted Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (a)
Balance at December 31, 2016	5	19,222	$0.10	9.4
Balance at December 31, 2017	5	19,222	$0.10	8.4	$6,639
Balance at December 31, 2018	5	19,222	$0.10	7.4	$6,956
Vested and expected to vest as of December 31, 2018		19,222	$0.10	7.4	$6,956
Exercisable at December 31, 2018		11,146	$0.09	7.4	$4,119